Shareholders Equity - Summary of Computation of Basic and Diluted Earnings per Share (Detail) $ / shares in Units, $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022 MXN ($) $ / shares shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 MXN ($) $ / shares shares		Dec. 31, 2020 MXN ($) $ / shares shares
Earnings per share [abstract]
Net profit for the period attributable to equity holders of the parent from continuing operations	$ 82,878,406	$ 4,269	$ 68,187,225	[1]	$ 35,264,826	[1]
Net profit for the period attributable to equity holders of the parent from discontinued operations	(6,719,015)	$ (346)	124,235,942	[1]	11,587,779	[1]
Net profit for the period attributable to equity holders of the parent | $	$ 76,159,391		$ 192,423,167		$ 46,852,605
Weighted average shares (in millions) | shares	63,936	63,936	65,967		66,265
Earnings per share attributable to equity holders of the parent continuing operations	$ 1.3		$ 1.03		$ 0.53
Earnings per share attributable to equity holders of the parent discontinued operations	$ (0.11)		$ 1.88		$ 0.17

[1]	Restated for discontinued operations